Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
NOL carryover	$ 2,382,020	$ 1,723,014
Impairments	33,931	33,931
Warrants	498,575	498,575
Valuation allowance	(2,914,526)	$ (2,255,520)
Net deferred tax asset	$ 0